Consolidated Statements of Financial Condition - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Equity in brokers' trading accounts:
Securities owned, at fair value (cost $0 and $12,393,731, respectively)		$ 12,395,634
Cash	$ 38,781,351	15,838,709
Total equity in brokers' trading accounts	40,536,387	39,602,588
Cash and cash equivalents	64,625,503	160,802,456
Securities owned, at fair value (cost $116,001,074 and $111,958,454, respectively)	116,297,654	112,187,759
Interest receivable, net	13,737	31,132
Total assets	221,473,281	312,623,935
Liabilities
Brokerage commission payable	1,158,521	1,679,754
Accrued incentive fees	674	5,188,240
Organization and offering costs payable	53,225	74,324
Accrued operating expenses	46,118	64,150
Pending limited partner additions		115,000
Redemptions payable to limited partners	6,479,904	6,973,279
Total liabilities	7,738,442	14,094,747
Partners' Capital (Net Asset Value)
Total partners' capital (net asset value)	213,734,839	298,529,188
Total liabilities and partners' capital (net asset value)	221,473,281	312,623,935
Class A
Equity in brokers' trading accounts:
Securities owned, at fair value (cost $0 and $12,393,731, respectively)		644,040
Cash	1,995,803	822,931
Total equity in brokers' trading accounts	2,086,122	2,057,633
Cash and cash equivalents	3,325,820	8,354,809
Securities owned, at fair value (cost $116,001,074 and $111,958,454, respectively)	5,985,021	5,828,936
Interest receivable, net	707	1,618
Total assets	11,397,670	16,242,996
Partners' Capital (Net Asset Value)
General Partner	335,868	383,435
Limited Partners	10,663,559	15,127,238
Class B
Equity in brokers' trading accounts:
Securities owned, at fair value (cost $0 and $12,393,731, respectively)		6,723,466
Cash	21,921,928	8,591,010
Total equity in brokers' trading accounts	22,913,997	21,480,682
Cash and cash equivalents	36,530,848	87,220,211
Securities owned, at fair value (cost $116,001,074 and $111,958,454, respectively)	65,739,557	60,851,309
Interest receivable, net	7,765	16,886
Total assets	125,192,167	169,569,088
Partners' Capital (Net Asset Value)
Limited Partners	120,817,860	161,924,013
Legacy 1 Class
Equity in brokers' trading accounts:
Securities owned, at fair value (cost $0 and $12,393,731, respectively)		109,800
Cash	347,573	140,299
Total equity in brokers' trading accounts	363,302	350,799
Cash and cash equivalents	579,197	1,424,385
Securities owned, at fair value (cost $116,001,074 and $111,958,454, respectively)	1,042,301	993,756
Interest receivable, net	123	276
Total assets	1,984,923	2,769,216
Partners' Capital (Net Asset Value)
General Partner	858,478	958,529
Limited Partners	1,057,091	1,685,836
Legacy 2 Class
Equity in brokers' trading accounts:
Securities owned, at fair value (cost $0 and $12,393,731, respectively)		37,735
Cash	116,161	48,217
Total equity in brokers' trading accounts	121,418	120,563
Cash and cash equivalents	193,572	489,524
Securities owned, at fair value (cost $116,001,074 and $111,958,454, respectively)	348,345	341,528
Interest receivable, net	41	95
Total assets	663,376	951,710
Partners' Capital (Net Asset Value)
General Partner	216,344	242,148
Limited Partners	423,853	666,651
Global 1 Class
Equity in brokers' trading accounts:
Securities owned, at fair value (cost $0 and $12,393,731, respectively)		401,170
Cash	3,542,555	512,601
Total equity in brokers' trading accounts	3,702,872	1,281,689
Cash and cash equivalents	5,903,337	5,204,179
Securities owned, at fair value (cost $116,001,074 and $111,958,454, respectively)	10,623,425	3,630,823
Interest receivable, net	1,255	1,008
Total assets	20,230,889	10,117,699
Partners' Capital (Net Asset Value)
General Partner	1,122,622	1,253,774
Limited Partners	18,401,384	8,407,766
Global 2 Class
Equity in brokers' trading accounts:
Securities owned, at fair value (cost $0 and $12,393,731, respectively)		243,537
Cash	702,758	311,183
Total equity in brokers' trading accounts	734,561	778,073
Cash and cash equivalents	1,171,081	3,159,285
Securities owned, at fair value (cost $116,001,074 and $111,958,454, respectively)	2,107,434	2,204,153
Interest receivable, net	249	612
Total assets	4,013,325	6,142,123
Partners' Capital (Net Asset Value)
General Partner	1,067,693	1,194,874
Limited Partners	2,805,404	4,670,326
Global 3 Class
Equity in brokers' trading accounts:
Securities owned, at fair value (cost $0 and $12,393,731, respectively)		4,235,886
Cash	10,154,573	5,412,468
Total equity in brokers' trading accounts	10,614,115	13,533,149
Cash and cash equivalents	16,921,648	54,950,063
Securities owned, at fair value (cost $116,001,074 and $111,958,454, respectively)	30,451,571	38,337,254
Interest receivable, net	3,597	10,637
Total assets	57,990,931	106,831,103
Partners' Capital (Net Asset Value)
Limited Partners	55,964,683	102,014,598
Futures Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	827,595	11,549,467
Forward Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	(240,659)	$ (181,222)
Swap Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	$ 1,168,100